                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        450 Seventh Avenue, 43rd Floor, New York, NY 10123


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0008

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              November 14, 2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $431,587
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

COLUMN 1                       COLUMN 2        COLUMN 3       COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8
Name of Issuer              Title of Class   Cusip Number    Market Value    Amount and Type of   Investment   Other     Voting
                                                            (in thousands)       Security SH      Discretion  Managers  Authority
--------------              --------------   ------------    ------------    ------------------   ----------   -----     ------
99 CENTS ONLY
 STORESCMN                      Common        65440K 10 6         $ 123           13,300             Sole                 Sole
AFFILIATED COMPUTER
 SERVICES, INC.                 Common        008190 10 0       $ 2,730           50,000 CALL        Sole                 Sole
AFFILIATED COMPUTER
 SERVICES, INC.                 Common        008190 10 0       $ 5,733          105,000 PUT         Sole
ALIGN TECHNOLOGY INCCMN         Common        016255 10 1       $ 5,711          849,867             Sole                 Sole
ALIGN TECHNOLOGY INC            Common        016255 10 1       $ 2,016          300,000 CALL        Sole                 Sole
ATI TECHNOLOGIES INCCMN         Common        001941 10 3       $ 9,098          652,621             Sole                 Sole
AUTOZONE INC                    Common        053332 10 2       $ 4,337           52,100 PUT         Sole                 Sole
BALLARD POWER
 SYSTEMS INCCMN                 Common        05858H 10 4         $ 193           34,577             Sole                 Sole
BANK OF AMERICA
 CORPORATION                    Common        060505 10 4       $ 6,930          164,600 PUT         Sole                 Sole
BIOGEN IDEC INC.CMN             Common        09062X 10 3       $ 8,895          225,292             Sole                 Sole
CABLEVISION SYSTEMS
 CORPCABLEVISION NY
 GROUP COM                      Common        12686C 10 9       $ 1,469           47,892             Sole                 Sole
CEPHALON INCCMN                 Common        156708 10 9       $ 2,724           58,680             Sole                 Sole
CIT GROUP INCCMN                Common        125581 10 8      $ 13,554          300,000             Sole                 Sole
COMCAST CORPORATION
 CMN CLASS A
 NON VOTING                     Common        20030N 20 0       $ 7,514          261,100             Sole                 Sole
COMCAST CLASS A                 Common        20030N 10 1       $ 7,514          261,100 PUT         Sole                 Sole
CONOR MEDSYSTEMS,
 INC.CMN                        Common        208264 10 1       $ 6,952          295,850             Sole                 Sole
CORRECTIONS CORP
 AMER NEWCMN                    Common        22025Y 40 7      $ 13,292          334,799             Sole                 Sole
CVS CORPORATION                 Common        126650 10 0       $ 2,463           84,900 PUT         Sole                 Sole
DECKERS OUTDOOR CORP            Common        243537 10 7       $ 1,612           67,000 PUT         Sole                 Sole
DICKS SPORTING
 GOODS INCCMN                   Common        253393 10 2       $ 1,441           47,869             Sole                 Sole
DOLBY LABORATORIES,
 INC. CMN CLASS A               Common        25659T 10 7       $ 4,590          286,900             Sole                 Sole
FOREST LABORATORIES
 INC CMN                        Common        345838 10 6       $ 1,162           29,814             Sole                 Sole
GENITOPE CORPORATION            Common        37229P 50 7         $ 763          110,000 CALL        Sole                 Sole
GOLD KIST INC.CMN               Common        380614 10 7       $ 9,011          460,922             Sole                 Sole
GREATBATCH INCCMN               Common        39153L 10 6         $ 370           13,475             Sole                 Sole
HARRIS AND HARRIS
 GRP INC.CMN                    Common        413833 10 4         $ 179           16,086             Sole                 Sole
HCA INCCMN                      Common        404119 10 9       $ 8,655          180,622             Sole                 Sole
IPASS INCCMN                    Common        46261V 10 8       $ 4,994          928,320             Sole                 Sole
ISHARES TR DJ US
 REAL EST                       Common        464287 73 9       $ 8,869          138,000 PUT         Sole                 Sole
ISHARES TR
 RUSSELL 2000                   Common        464287 65 5      $ 84,780        1,277,000 PUT         Sole                 Sole
ISTAR FINL INCCMN               Common        45031U 10 1      $ 16,337          404,081             Sole                 Sole
LOUISIANA PACIFIC
 CORP                           Common        546347 10 5       $ 8,850          319,600 PUT         Sole                 Sole
MILLER INDS INC
 TENN CMN                       Common        600551 20 4      $ 25,525        1,299,640             Sole                 Sole
NORTH FORK
 BANCORPORATION INC             Common        659424 10 5       $ 3,695          144,900 PUT         Sole                 Sole
ORIGEN FINANCIAL,
 INC.CMN                        Common        68619E 20 8       $ 9,931        1,311,941             Sole                 Sole
OSI PHARMACEUTICALS
 INCCMN                         Common        671040 10 3         $ 404           13,800             Sole                 Sole
PFIZER INC.                     Common        717081 10 3      $ 37,093        1,485,500 CALL        Sole                 Sole
PFIZER INC.CMN                  Common        717081 10 3          $ 77            3,100             Sole                 Sole
PILGRIMS PRIDE
 CORPORATIONCMN                 Common        721467 10 8         $ 399           10,956             Sole                 Sole
PILGRIMS PRIDE
 CORPORATION                    Common        721467 10 8       $ 2,930           80,500 PUT         Sole                 Sole
PIXAR INC                       Common        725811 10 3       $ 4,228           95,000 PUT         Sole                 Sole
PRESTIGE BRANDS
 HOLDINGS, INC.CMN              Common        74112D 10 1       $ 6,853          556,248             Sole                 Sole
PXRE GROUP LTDCMN               Common        G73018 10 6      $ 10,765          799,804             Sole                 Sole
RITE AID CORPCMN                Common        767754 10 4         $ 555          142,969             Sole                 Sole
SAPPI LTD SPON
 ADR CMN                        Common        803069 20 2      $ 17,042        1,445,426             Sole                 Sole
SCOTTISH RE GROUP
 LTDCMN                         Common        G7885T 10 4       $ 8,107          340,043             Sole                 Sole
SEARS HOLDING CORP              Common        812350 10 6       $ 3,733           30,000 PUT         Sole                 Sole
STRATEX NETWORKS,
 INC.CMN                        Common        86279T 10 9       $ 3,627        1,395,115             Sole                 Sole
SWIFT TRANSPORTATIONCMN         Common        870756 10 3       $ 1,606           90,712             Sole                 Sole
TESCO CORPORATIONCMN            Common        88157K 10 1      $ 13,768          875,281             Sole                 Sole
TRW AUTOMOTIVE
 HOLDINGS CORPCMN               Common        87264S 10 6       $ 5,493          187,209             Sole                 Sole
UCBH HOLDINGS INCCMN            Common        90262T 30 8       $ 1,302           71,050             Sole                 Sole
WAL MART STORES INC             Common        931142 10 3       $ 8,764          200,000 CALL        Sole                 Sole
WYETHCMN                        Common        983024 10 0      $ 12,828          277,250             Sole                 Sole